Interest Income and Expense	12 Months Ended
Oct. 31, 2022
Analysis of income and expense [abstract]
Interest Income and Expense
NOTE 30:  INTEREST INCOME AND EXPENSE
The following tables present interest income and interest expense by basis of accounting measurement.

Interest Income
(millions of Canadian dollars)	For the years ended October 31
	2022	2021

Measured at amortized cost 1	$34,304	$26,106

Measured at FVOCI – Debt instruments 1	973	600
	35,277	26,706
Measured or designated at FVTPL	5,542	2,714

Measured at FVOCI – Equity instruments	213	161
Total	$41,032	$29,581

1	Interest income is calculated using EIRM.

Interest Expense
(millions of Canadian dollars)	For the years ended October 31
	2022	2021

Measured at amortized cost 1,2	$10,162	$3,570

Measured or designated at FVTPL	3,517	1,880
Total	$13,679	$5,450

1	Interest expense is calculated using EIRM.
2	Includes interest expense on lease liabilities for the year ended October 31, 2022 of $135 million (October 31, 2021 – $144 million).